Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Sep. 08, 2011 Syndicate of Commercial Banks [Member]	Mar. 03, 2012 Real Estate [Member]
Lease commitments
2013					$ 56,000,000
2014					47,000,000
2015					39,000,000
2016					35,000,000
2017					31,000,000
Thereafter					93,000,000
Total					301,000,000
Senior unsecured revolving credit facility				500,000,000
Commitments and Contingencies (Textual) [Abstract]
Facilities utilized for outstanding letters of credit	8,000,000
Unused Facilities	1,000,000,000
Rental expense incurred	$ 91,000,000	$ 68,000,000	$ 40,000,000